Salaries and other employee expenses	12 Months Ended
Dec. 31, 2021
Salaries and other employee expenses
Salaries and other employee expenses
29.    Salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2021	2020	2019
Wages and salaries	13,803	13,717	13,232
Payroll taxes	1,731	1,722	1,721
Personnel benefits	5,134	5,383	8,867
Share-based payments	984	640	359
Total	21,652	21,462	24,179
A.    Cash and stock-based compensation plan
The Bank has established equity compensation plans under which it manages restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.
i.    2015 Stock Incentive Plan – Directors and Executives
In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors who has the authority at its discretion to select the directors and executives to whom the awards may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan. This plan was updated in October 2015, modified and renamed as “2015 Stock Incentive Plan”
Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends.
A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends.
The Bank issues or disposes of treasury stock and delivers common stock at the vesting date of the restricted stock units.
During 2021, 2020 and 2019, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:
A.    Cash and stock-based compensation plan (continued)
Restricted stock – Directors
For the years 2021 and 2020 the Board of Directors granted 63,000 “Class E” common shares each year and 57,000 “Class E” common shares for 2019.
The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 21, 2021, April 29, 2020 and April 17, 2019 respectively. The fair value of restricted stock granted totaled $923 thousand in 2021, $727 thousand in 2020, and $1.3 million in 2019, of which $401 thousand, $306 thousand and $570 thousand were recognized in profit or loss during 2021, 2020 and 2019, respectively.
Total expense recognized in profit or loss during 2021, 2020 and 2019 of restricted stock granted to directors amounted $924 thousand, $1.1 million and $1.4 million, respectively. The remaining cost pending amortization of $697 thousand at December 31, 2021 will be amortized over 2.33 years.
Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year.
A summary of restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2019	103,650	27.82
Granted	57,000	22.68
Vested	(51,300)	27.19
Outstanding at December 31, 2019	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Granted	63,000	14.65
Vested	(49,350)	19.24
Outstanding at December 31, 2021	145,800	16.64
Expected to vest	145,800
The fair value of vested stock during the years 2021, 2020 and 2019 was $949 thousand, $1.1 million and $1.4 million, respectively.
Restricted stock units and stock purchase options granted to certain executives
The Board of Directors approved the grant of stock purchase options and restricted stock units to certain executives of the Bank with a grant date fair value of $1 million in 2021, $902 thousand in 2020 and $355 thousand in 2019. The distribution of the fair value was in restricted stock units.
Restricted stock units
The fair value of the restricted stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. These stock units vest 25% each year on the grant date’s anniversary. The restricted stock units are exchanged at a ratio of 1: 1 for common shares “Class E”.
A.    Cash and stock-based compensation plan (continued)
Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method. During 2021, 2020 and 2019, the cost recognized in profit or loss as a result of the amortization of these grants totaled $984 thousand, $640 thousand and $359 thousand, respectively. The remaining compensation cost pending amortization of $592 thousand in 2021 will be amortized over 3.17 years.
Restricted stock units (continued)
A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2019	25,162	24.86
Granted	23,743	14.95
Vested	(6,727)	24.91
Outstanding at December 31, 2019	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2020	81,343	17.94
Granted	75,796	13.33
Forfeited	(1,311)	14.51
Vested	(48,299)	17.35
Outstanding at December 31, 2021	107,529	14.99	2.56 years	231
Expected to vest	107,529	17.94	2.56 years	231
Fair value of vested stock during the years 2021, 2020 and 2019 is $838 thousand, $256 thousand, and $168 thousand, respectively.
Stock purchase options
The Bank´s policy indicates that options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.
A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2019	142,410	29.25
Outstanding at December 31, 2020	142,410	29.25
Outstanding at December 31, 2021	142,410	29.25	0.11 years	—
Exercisable	142,410	29.25	0.11 years	—
Expected to vest	—	—		—
During 2021, 2020 and 2019 there were no options exercised.
B.    Other plans - Expatriate Top Executives Plan
The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2021, 2020 and 2019, the Bank charged to salaries expense $67 thousand, $75 thousand and $87 thousand, respectively, that correspond to the Bank’s contributions to this plan.